United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments

Federated Equity Income Fund, Inc.

Portfolio of Investments

February 29, 2008 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS--75.6%
		Consumer Discretionary--5.7%
210,400		American Eagle Outfitters, Inc.	$4,496,248
131,200		American Greetings Corp., Class A	2,469,184
97,600		Autoliv, Inc.	4,870,240
79,600		Darden Restaurants, Inc.	2,454,068
228,100	[1]	Family Dollar Stores, Inc.	4,368,115
78,700		Gannett Co., Inc.	2,372,805
156,990		Home Depot, Inc.	4,168,085
757,510		Leggett and Platt, Inc.	12,650,417
102,700		Macy's, Inc.	2,534,636
126,660		Mattel, Inc.	2,447,071
583,200		Regal Entertainment Group	11,506,536
		TOTAL	54,337,405
		Consumer Staples--10.7%
113,830		Anheuser-Busch Cos., Inc.	5,360,255
285,640		Coca-Cola Co.	16,698,514
53,120		Colgate-Palmolive Co.	4,041,901
193,120		Kimberly-Clark Corp.	12,587,562
228,778		Kraft Foods, Inc., Class A	7,131,010
58,264		Nu Skin Enterprises, Inc., Class A	964,852
137,560		PepsiCo, Inc.	9,568,674
327,150		Procter & Gamble Co.	21,650,787
139,200		SUPERVALU, Inc.	3,654,000
90,130		Sysco Corp.	2,529,048
344,100		Wal-Mart Stores, Inc.	17,063,919
		TOTAL	101,250,522
		Energy--10.4%
330,850		BP PLC, ADR	21,462,239
212,460		Chevron Corp.	18,411,784
116,400		ENI SpA, ADR	8,023,452
115,644		Exxon Mobil Corp.	10,062,184
51,400		Marathon Oil Corp.	2,732,424
420,150	[1]	Patterson-UTI Energy, Inc.	9,970,160
166,740		Royal Dutch Shell PLC, Class A, ADR	11,913,573
211,490	[1]	Total SA, Class B, ADR	15,944,231
		TOTAL	98,520,047
		Financials--11.9%
170,553		Ace Ltd.	9,591,901
121,190		Aflac, Inc.	7,563,468
370,000		Annaly Mortgage Management, Inc.	7,655,300
87,200		Aspen Insurance Holdings Ltd.	2,523,568
519,560		Bank of America Corp.	20,647,314
150,370		Hartford Financial Services Group, Inc.	10,510,863
234,400		J.P. Morgan Chase & Co.	9,528,360
32,100		M & T Bank Corp.	2,634,768
685,500		MFA Mortgage Investments, Inc.	6,553,380
236,770		Nationwide Financial Services, Inc., Class A	9,766,763
311,970		New York Community Bancorp, Inc.	5,094,470
250,910		Protective Life Corp.	9,682,617
148,840		The Travelers Cos., Inc.	6,907,664
123,650		Wachovia Corp.	3,786,163
		TOTAL	112,446,599
		Health Care--8.8%
328,370		Biovail Corp.	4,653,003
207,100		Bristol-Myers Squibb Co.	4,682,531
188,460		Eli Lilly & Co.	9,426,769
266,510		Johnson & Johnson	16,512,960
53,300		Merck & Co., Inc.	2,361,190
1,370,690		Pfizer, Inc.	30,538,973
355,460		Wyeth	15,505,165
		TOTAL	83,680,591
		Industrials--9.9%
189,160		3M Co.	14,830,144
36,400		Caterpillar, Inc.	2,632,812
227,120		Dover Corp.	9,427,751
29,400		Eaton Corp.	2,370,522
58,400		Illinois Tool Works, Inc.	2,865,688
24,600	[1]	Lockheed Martin Corp.	2,538,720
390,350	[1]	Northrop Grumman Corp.	30,685,414
155,300		United Parcel Service, Inc.	10,908,272
167,870		United Technologies Corp.	11,836,514
157,500		Waste Management, Inc.	5,170,725
		TOTAL	93,266,562
		Information Technology--4.6%
80,200		Analog Devices, Inc.	2,158,984
242,450		Automatic Data Processing, Inc.	9,685,877
75,500		IBM Corp.	8,596,430
139,000		Maxim Integrated Products, Inc.	2,539,530
165,110		Microchip Technology, Inc.	5,082,086
99,070		Seagate Technology Holdings	2,136,940
830,400		Taiwan Semiconductor Manufacturing Co., ADR	8,088,096
111,300		Telefonaktiebolaget LM Ericsson, Class B, ADR	2,392,950
112,600		Xilinx, Inc.	2,517,736
		TOTAL	43,198,629
		Materials--2.1%
65,680		Dow Chemical Co.	2,475,479
75,700		PPG Industries, Inc.	4,691,886
126,100		Packaging Corp. of America	2,873,819
193,230		Rohm & Haas Co.	10,359,060
		TOTAL	20,400,244
		Telecommunication Services--6.6%
687,105		AT&T, Inc.	23,931,867
454,900		Citizens Communications Co., Class B	4,885,626
850,000		NTT DoCoMo, Inc., ADR	12,401,500
294,050		Verizon Communications	10,679,896
868,049		Windstream Corp.	10,208,256
		TOTAL	62,107,145
		Utilities--4.9%
142,010		AGL Resources, Inc.	4,924,907
120,390		Aqua America, Inc.	2,292,226
258,310		Integrys Energy Group, Inc.	11,864,178
900,090		NiSource, Inc.	15,472,547
111,060		Piedmont Natural Gas, Inc.	2,732,076
107,460		Progress Energy, Inc.	4,503,649
123,390		SCANA Corp.	4,672,779
		TOTAL	46,462,362
		TOTAL COMMON STOCKS (IDENTIFIED COST $684,509,880)	$715,670,106
		CORPORATE BONDS--5.1%
		Consumer Discretionary--1.1%
$9,802,000		Liberty Media Corp., Conv. Bond, 0.750%, 3/30/2023	10,007,744
		Financials--4.0%
34,364,000		Merrill Lynch & Co., Inc., Conv. Bond, 0.000%, 3/13/2032	37,743,012
		TOTAL CORPORATE BONDS (IDENTIFIED COST $52,148,738)	47,750,756
		PREFERRED STOCKS--14.9%
		Consumer Discretionary--1.1%
398,900	[2,3]	Lehman Brothers, Inc., PERCS	10,124,082
		Energy--1.0%
160,900	[2,3]	Morgan Stanley, PERCS	9,907,418
		Financials--8.3%
199,300		Credit Suisse First Boston, NY, PERCS	4,500,194
51,670		Credit Suisse First Boston, NY, PERCS	8,997,814
471,200		Credit Suisse First Boston, NY, PERCS	11,756,440
173,500	[2,3]	Credit Suisse First Boston, NY, PERCS	8,708,832
143,300	[2,3]	Goldman Sachs Group, Inc., PERCS	7,338,106
149,200	[2,3]	Goldman Sachs Group, Inc., PERCS	8,800,711
443,200	[2,3]	Lehman Brothers, Inc., PERCS	10,202,464
266,300	[2,3]	Lehman Brothers, Inc., PERCS	9,714,624
191,500	[2,3]	Lehman Brothers, Inc., PERCS	8,200,030
		TOTAL	78,219,215
		Information Technology--2.2%
500,400	[2,3]	Goldman Sachs Group, Inc., PERCS	10,027,015
581,800	[2,3]	Goldman Sachs Group, Inc., PERCS	10,931,440
		TOTAL	20,958,455
		Materials--2.3%
112,800		Credit Suisse First Boston, NY, PERCS	10,778,604
308,700	[2,3]	Morgan Stanley, PERCS	10,736,586
		TOTAL	21,515,190
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $143,188,233)	140,724,360
		PURCHASED PUT OPTION—0.0%
1,410	[4]	Home Depot, Inc., Strike Price $25, Expiration Date 3/22/2008 (IDENTIFIED COST $96,585)	52,875
		MUTUAL FUND--4.0%
38,192,011	[5,6]	Prime Value Obligations Fund, Institutional Shares, 3.57% (AT NET ASSET VALUE)	38,192,011
		TOTAL INVESTMENTS---99.6% (IDENTIFIED COST $918,135,447)[7]	942,390,108
		OTHER ASSETS AND LIABILITIES---NET—0.4%[8]	3,713,242
		TOTAL NET ASSETS---100%	$946,103,350

At February 29, 2008, the Fund had the following outstanding written option contracts:

Security	Expiration Date	Exercise Price	Contracts	Value
[4]Family Dollar Stores Inc.	April 2008	$22.50	1,153	$66,298
[4]Lockheed Martin Corp.	April 2008	$115	233	$10,485
[4]Northrop Grumman Corp.	April 2008	$85	3,705	$296,400
[4]Patterson-UTI Energy, Inc.	April 2008	$25	3,990	$319,200
[4]Total SA	April 2008	$80	2,009	$281,260
TOTAL	$973,643

Value of written option contracts is included in “Other Assets and Liabilities – Net”

1	Portion of security subject to options written.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2008, these restricted securities amounted to $104,691,308, which represented 11.1% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2008, these liquid restricted securities amounted to $104,691,308, which represented 11.1% of total net assets.

4	Non-income producing security.
5	Affiliated company.
6	7-Day net yield.
7
At February 29, 2008, the cost of investments for federal tax purposes was $918,135,447. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from written options was $24,254,661. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $67,619,223 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,364,562.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$753,914,991	$973,643
Level 2 – Other Significant Observable Inputs	188,475,117	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$942,390,108	$973,643

* Other financial instruments include written option contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Income Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	April 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008